Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Jan. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory U.S. federal income tax / rate(1)				$ (10.1)	$ 12.9	$ (92.3)
Foreign income taxed at rates other than 35%				10.1	(46.7)	(36.6)
Changes in valuation allowances					44.4	55.0
Foreign exchange (gain) loss					8.7	8.7
Unrecognized tax benefits(2)					(44.0)	35.1
Withholding taxes, net					(0.3)	8.3
Non-deductible interest					15.4	6.4
Non-deductible expenses					14.2	19.4
Tax credits					(3.6)	(1.0)
Capital loss(3)						(46.7)
Other-net					1.1	(1.1)
Total		$ 1.2	$ 12.0	$ 0.0	$ 2.1	$ (44.8)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory U.S. federal income tax / rate(1)		35.00%		35.00%	35.00%	35.00%
Interest and debt acquisition costs					$ 21.1	$ 21.1
Foreign income taxed at rates other than 35%				(35.00%)	(127.00%)	13.90%
Changes in valuation allowances				0.00%	120.90%	(20.90%)
Foreign exchange (gain) loss				0.00%	23.70%	(3.30%)
Unrecognized tax benefits(2)				0.00%	(119.70%)	(13.20%)
Withholding taxes, net				0.00%	(0.80%)	(3.20%)
Non-deductible interest				0.00%	41.90%	(2.40%)
Non-deductible expenses				0.00%	38.60%	(7.40%)
Tax credits				0.00%	(9.80%)	0.40%
Capital loss(3)				0.00%	0.00%	17.70%
Other-net				0.00%	2.90%	0.40%
Total income tax (benefit)/ effective tax rate		2.50%	144.60%	0.00%	5.70%	17.00%
Successor [Member] | Valuation Allowance, Operating Loss Carryforwards [Member]
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Valuation allowances and reserves, charged to cost and expense						$ 46.7
Predecessor [Member]
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory U.S. federal income tax / rate(1)	$ 5.5						$ 137.6
Foreign income taxed at rates other than 35%	1.0						(10.9)
Changes in valuation allowances	1.4						9.8
Foreign exchange (gain) loss	0.5						4.7
Other-net	(1.3)						4.0
Total	$ 7.1						$ 145.2
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory U.S. federal income tax / rate(1)	35.00%						35.00%
Foreign income taxed at rates other than 35%	6.60%						(2.80%)
Changes in valuation allowances	8.90%						2.50%
Foreign exchange (gain) loss	3.10%						1.20%
Unrecognized tax benefits(2)	0.00%						0.00%
Withholding taxes, net	0.00%						0.00%
Non-deductible interest	0.00%						0.00%
Non-deductible expenses	0.00%						0.00%
Tax credits	0.00%						0.00%
Capital loss(3)	0.00%						0.00%
Other-net	(8.00%)						1.10%
Total income tax (benefit)/ effective tax rate	45.60%						37.00%